Reserves (Details) - Schedule of reserves of share based payments (Parentheticals) - shares	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Reserves Of Share Based Payments Abstract
Reserve of share-based payments shares	184,692,720	160,542,720	21,550,000
Reserve of warrants payments shares	674,694,939	674,694,939